Common and preferred shares and other equity instruments - Schedule of Capital, Leverage and TLAC Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of Basel III captial disclosure [line items]
CET1 capital	$ 47,718	$ 44,516
Tier 1 capital	54,105	49,481
Total capital	62,287	56,809
Total RWA	$ 357,803	$ 333,502
CET1 ratio	13.30%	13.30%
Tier 1 capital ratio	15.10%	14.80%
Total capital ratio	17.40%	17.00%
Leverage ratio exposure	$ 1,261,098	$ 1,155,432
Leverage ratio	4.30%	4.30%
TLAC available	$ 114,102	$ 101,062
TLAC ratio	31.90%	30.30%
TLAC leverage ratio	9.00%	8.70%